FAIR VALUE MEASUREMENT - Measured at fair value on a non recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Impairment loss	$ 200,237	$ 0
Impairment loss on other intangible assets arising from acquisitions	0	0
Impairment loss on goodwill	$ 0	$ 0	$ 0